CAPITAL AND FINANCIAL RISK MANAGEMENT	12 Months Ended
Dec. 31, 2024
CAPITAL AND FINANCIAL RISK MANAGEMENT
CAPITAL AND FINANCIAL RISK MANAGEMENT
9.	CAPITAL AND FINANCIAL RISK MANAGEMENT

The Company manages its capital to ensure that it will be able to continue to meet its financial and operational strategies and obligations, while maximizing the return to shareholders through the optimization of debt and equity financing. The Board of Directors has established a number of quantitative measures related to the management of capital. Management continuously monitors its capital position and periodically reports to the Board of Directors.

The Company’s operations are sensitive to changes in commodity prices, foreign currency exchange and interest rates. The Company manages its exposure to changes in currency exchange rates and energy prices by periodically entering into derivative contracts in accordance with the formal risk management policy approved by the Company’s Board of Directors. The Company’s practice is to not hedge metal sales. However, in certain circumstances the Company may use derivative contracts to hedge against the risk of falling prices for a portion of its forecasted metal sales. The Company may also assume derivative contracts as part of a business acquisition, or they may be required under financing arrangements.

All of the Company’s hedges are cash flow hedges. The Company applies hedge accounting whenever hedging relationships exist and have been documented.

i.	Capital management

The Company’s objectives when managing capital are to:

●	Ensure the Company has sufficient cash available to support the mining, exploration, and other areas of the business in any gold price environment;
●	Ensure the Company has the capital and capacity to support a long-term growth strategy;
●	Provide investors with a superior rate of return on their invested capital;
●	Ensure compliance with all bank covenant ratios; and
●	Minimize counterparty credit risk.

The Company adjusts its capital structure based on changes in forecasted economic conditions and based on its long-term strategic business plan. The Company has the ability to adjust its capital structure by issuing new equity, drawing on existing credit facilities, issuing new debt, and selling or acquiring assets. The Company can also control how much capital is returned to shareholders through dividends and share buybacks.

The Company is not subject to any externally imposed capital requirements.

The Company’s quantitative capital management objectives are largely driven by the requirements under its debt agreements as well as a target total debt to total debt and common shareholders’ equity ratio as noted in the table below:

	December 31,	December 31,
	2024	2023
Long-term debt	$1,235.5	$2,232.6
Current portion of long-term debt	199.9	—
Total debt	$1,435.4	$2,232.6
Common shareholders’ equity	$6,861.6	$6,083.7
Total debt / total debt and common shareholders’ equity ratio	17.3%	26.8%
Company target	0 - 30%	0 - 30%

ii.	Gold and silver price risk management

In order to manage short-term metal price risk, the Company may enter into derivative contracts in relation to metal sales that it believes are highly likely to occur within a given period. No such contracts were outstanding as at December 31, 2024 and December 31, 2023.

iii.Currency risk management

The Company is primarily exposed to currency fluctuations relative to the U.S. dollar on expenditures that are denominated in Canadian dollars, Brazilian reais, Chilean pesos, and Mauritanian ouguiya. This risk is reduced, from time to time, through the use of foreign currency hedging contracts to lock in the exchange rates on future non-U.S. currency denominated cash outflows. The Company has entered into hedging contracts to purchase Canadian dollars, Chilean pesos, and Brazilian reais, as part of this risk management strategy. The Company is also exposed to the impact of currency fluctuations on its monetary assets and liabilities. The Company may from time to time manage the exposure on the net monetary items.

As at December 31, 2024, with other variables unchanged, the following represents the effect of movements in foreign currency exchange rates on the Company’s net working capital, on earnings before taxes from a 10% change in the exchange rate of the U.S. dollar against the Brazilian real, Canadian dollar, Chilean peso, Mauritanian ouguiya and other foreign currencies.

		10% strengthening in	10% weakening in
		U.S. dollar	U.S. dollar
	Foreign currency net	Effect on earnings before	Effect on earnings before
	working capital	taxes, gain (loss)(a)	taxes, gain (loss)(a)
Brazilian reais	$(188.9)	$17.2	$(21.0)
Canadian dollars	$(63.1)	$5.7	$(7.0)
Chilean pesos	$(47.9)	$4.4	$(5.6)
Mauritanian ouguiya	$(17.6)	$(0.4)	$0.5
Other(b)	$(7.6)	$0.7	$(0.8)
(a)	As described in Note 3ii, the Company translates its monetary assets and liabilities into U.S. dollars at the rates of exchange at the consolidated balance sheet dates. Gains and losses on translation of foreign currencies are included in earnings.
(b)	Includes Euro, British pound, Australian dollar and South African rand.

As at December 31, 2024, with other variables unchanged, the following represents the effect of the Company’s foreign currency hedging contracts on OCI before taxes from a 10% change in the exchange rate of the U.S. dollar against the Canadian dollar, Brazilian real, and Chilean peso.

	10% strengthening in	10% weakening in
	U.S. dollar	U.S. dollar
	Effect on OCI before	Effect on OCI before
	taxes, (loss)(a)	taxes, gain(a)
Canadian dollar	$(16.8)	$20.5
Brazilian real	$(11.8)	$9.0
Chilean peso	$(4.0)	$3.2
(a)	Upon maturity of these contracts, the amounts in OCI before taxes will reverse against hedged items that the contracts relate to, which may be to earnings or property, plant and equipment.
iv.	Energy price risk management

The Company is exposed to changes in energy prices through its consumption of diesel and other fuels, and the price of electricity in some electricity supply contracts. The Company entered into energy swap contracts that partially protect against the risk of fuel price increases. Fuel is consumed in the operation of mobile equipment and electricity generation.

As at December 31, 2024, with other variables unchanged, the following represents the effect of the Company’s energy swap contracts on OCI before taxes from a 10% change in WTI oil prices.

	10% increase in	10% decrease in
	price	price
	Effect on OCI before	Effect on OCI before
	taxes, gain(a)	taxes, (loss)(a)
WTI oil	$9.4	$(9.5)
(a)	Upon maturity of these contracts, the amounts in OCI before taxes will reverse against hedged items that the contracts relate to, which may be to earnings or property, plant and equipment.

v.	Liquidity risk management

The Company manages liquidity risk by maintaining adequate cash and cash equivalent balances (December 31, 2024 - $611.5 million in aggregate), by utilizing its lines of credit and by monitoring developments in the capital markets. The Company continuously monitors and reviews both actual and forecasted cash flows. The contractual cash flow requirements for financial liabilities as at December 31, 2024 are as follows:

		2025	2026-2029	2030+
	Total	Within 1 year(b)	2 to 5 years	More than 5 years
Debt(a)	$1,450.0	$200.0	$500.0	$750.0
(a)	Includes the current and non-current face value of the senior notes and term loan.
(b)	On February 10, 2025, the Company repaid the remaining $200.0 million outstanding balance on the term loan.

All other current liabilities are due to be settled within one year.

vi.	Credit risk management

Credit risk relates to cash and cash equivalents, receivables and derivative contracts and arises from the possibility that any counterparty to an instrument fails to perform. For cash and cash equivalents, trade receivables and derivative contracts, the Company generally transacts with highly-rated counterparties. As at December 31, 2024, the carrying value of cash and cash equivalents, restricted cash, accounts receivable, derivative assets, deferred payment consideration and long-term receivables, net of any allowances for losses, represents the Company’s maximum exposure to credit risk.